Convertible Debt (Details) - USD ($)					12 Months Ended
	Aug. 02, 2024	Mar. 01, 2023	Jan. 31, 2023	Mar. 31, 2020	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Oct. 31, 2024	Sep. 30, 2024	Jun. 28, 2024	Mar. 07, 2024
Convertible Debt [Line Items]
Gross proceeds (in Dollars)					$ 1,501,000	$ 3,157,500
Embedded redemption liability (in Dollars)					$ 0	1,541,250
Cash remuneration agreed to issue percentage				4.00%
Aggregate shares (in Shares)					39,918			233,202
Share value (in Dollars)								$ 408,413
Shares issued (in Shares)									200,000
Expense to advisory fees amount (in Dollars)					$ 0	$ 66,688	$ 282,496	$ 152,482
Antidilution shares (in Shares)							70,624
Additional shares (in Shares)					0	16,672
Common stock shares awarded (in Shares)					320,033
Cash (in Dollars)					$ 50,000
Common stock shares issued (in Shares)					6,050,000
Awarded shares of common stock (in Shares)		12,500
Awarded shares value (in Dollars per share)		$ 4
Compensation amount (in Dollars)		$ 50,000
Warrant fee percentage				10.00%
Terms of warrant exercise price	180 days			5 years
Warrants earned shares (in Shares)							162,644	213,782	248,855
Warrants earned (in Dollars)							$ 325,288	$ 427,564	$ 248,855
Debt discount accretion expense in warrants (in Dollars)					$ 49,840	$ 83,069
Total unamortized discount (in Dollars)					$ 0	$ 49,840
Common stock (in Shares)					20,869,908	5,340,000
Warrant exercise (in Dollars per share)	$ 4.4
Exercise price (in Dollars per share)					$ 4.4
Investor amount (in Dollars)													$ 100,000
Interest rate of working capital					8.00%
Warrant [Member]
Convertible Debt [Line Items]
Warrant (in Shares)											621,691
Exercise price (in Dollars per share)					$ 4.4
Group A [Member]
Convertible Debt [Line Items]
Principal balance accrues rate					10.00%
Equity stock conversion percentage					12.50%
Debt discount rate					10.00%
Fees amortized interest rate					10.00%
Group A [Member] | Fair Value [Member]
Convertible Debt [Line Items]
Debt discount rate					12.50%
Group B [Member]
Convertible Debt [Line Items]
Principal balance accrues rate					6.00%
Conversion price percentage					80.00%
Gross proceeds (in Dollars)					$ 10,000,000
Aggregate additional cash proceeds (in Dollars)					$ 10,000,000
Equity stock conversion percentage					12.50%
Debt discount rate					6.00%
Fees amortized interest rate					6.00%
Group B [Member] | Fair Value [Member]
Convertible Debt [Line Items]
Debt discount rate					20.00%
Group C [Member]
Convertible Debt [Line Items]
Principal balance accrues rate					6.00%
Conversion price percentage					80.00%
Gross proceeds (in Dollars)					$ 10,000,000
Aggregate additional cash proceeds (in Dollars)					$ 10,000,000
Equity stock conversion percentage					12.50%
Debt discount rate					6.00%
Fees amortized interest rate					6.00%
Group C [Member] | Fair Value [Member]
Convertible Debt [Line Items]
Debt discount rate					20.00%
Group F [Member]
Convertible Debt [Line Items]
Principal balance accrues rate					6.00%
Conversion price percentage					50.00%
Gross proceeds (in Dollars)					$ 10,000,000
Aggregate additional cash proceeds (in Dollars)					$ 10,000,000
Equity stock conversion percentage					50.00%
Additional shares of common stock (in Shares)					214,594
Debt discount rate					6.00%
Group F [Member] | Fair Value [Member]
Convertible Debt [Line Items]
Debt discount rate					50.00%
Group D [Member]
Convertible Debt [Line Items]
Principal balance accrues rate					6.00%
Conversion price percentage					50.00%
Aggregate additional cash proceeds (in Dollars)					$ 10,000,000
Equity stock conversion percentage					50.00%
Additional shares of common stock (in Shares)					125,000
Gross proceeds (in Dollars)					$ 10,000,000
Debt discount rate					6.00%
Fees amortized interest rate					6.00%
Group D [Member] | Fair Value [Member]
Convertible Debt [Line Items]
Debt discount rate					50.00%
Group E [Member]
Convertible Debt [Line Items]
Principal balance accrues rate					6.00%
Conversion price percentage					50.00%
Gross proceeds (in Dollars)					$ 10,000,000
Aggregate additional cash proceeds (in Dollars)					$ 10,000,000
Equity stock conversion percentage					50.00%
Additional shares of common stock (in Shares)					68,750
Debt discount rate					6.00%
Group E [Member] | Fair Value [Member]
Convertible Debt [Line Items]
Debt discount rate					50.00%
Minimum [Member]
Convertible Debt [Line Items]
Fees amortized interest rate					6.00%
Minimum [Member] | Group A [Member]
Convertible Debt [Line Items]
Conversion price percentage					80.00%
Gross proceeds (in Dollars)					$ 3,000,000
Aggregate additional cash proceeds (in Dollars)					$ 3,000,000
Maximum [Member]
Convertible Debt [Line Items]
Fees amortized interest rate					10.00%
Maximum [Member] | Group A [Member]
Convertible Debt [Line Items]
Conversion price percentage					87.50%
Gross proceeds (in Dollars)					$ 5,000,000
Aggregate additional cash proceeds (in Dollars)					$ 5,000,000
Short-Term Loan [Member]
Convertible Debt [Line Items]
Investor amount (in Dollars)												$ 150,000
Interest rate of working capital					8.00%
Joacim Borg [Member]
Convertible Debt [Line Items]
Common stock shares issued (in Shares)			20,000
Director [Member]
Convertible Debt [Line Items]
Issued value (in Dollars)			$ 80,000
Shares issued (in Shares)										0
Class A common Stock [Member]
Convertible Debt [Line Items]
Common stock shares issued (in Shares)			350,000
Common Stock [Member]
Convertible Debt [Line Items]
Aggregate shares (in Shares)					294,977
Common stock shares issued (in Shares)	1,600,000
Purchase of common stock (in Shares)	112,000
Common Stock [Member] | Warrant [Member]
Convertible Debt [Line Items]
Common stock (in Shares)											116,313